COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

a)    Capital commitments

As of December 31, 2023, the commitments for the purchase of property, plant and equipment were approximately $658,523, and the payment schedule for the commitments is as follow:

Year Ending December 31:	$
2024	622,701
2025	33,234
2026	2,562
2027	9
2028	17
Total	658,523

b)    Solar power system commitments

As of December 31, 2023, the commitments related to construction EPC and other services of the Company’s solar power systems were approximately $32,486, and the payment schedule for the commitments is as follow:

Year Ending December 31:	$
2024	29,715
2025	2,425
2026	346
Total	32,486

c)    Contingencies

Class Action Lawsuits

The Company and certain of its directors and executive officers were named as defendants in class action lawsuits in the U.S. and Canada alleging that its financial disclosures during 2009 and early 2010 were false or misleading and in violation of U.S. federal securities laws and Ontario securities laws, respectively. The lawsuits in the U.S. were consolidated into one class action, which was dismissed with prejudice by the district court in March 2013. The dismissal was subsequently affirmed by the circuit court in December 2013. In January 2015, the plaintiff in the class action lawsuit obtained an order for class certification in respect of certain claims for which he had obtained leave in September 2014 to assert the statutory cause of action for misrepresentation under the Ontario Securities Act, for certain negligent misrepresentation claims and for oppression remedy claims advanced under the Canada Business Corporations Act (the Company’s governing corporate statute at the time). A settlement of the lawsuit in Canada was achieved and approved by the Ontario Superior Court of Justice on October 30, 2020. The settlement is no admission of liability or wrongdoing by the Company or any of the other defendants.

21. COMMITMENTS AND CONTINGENCIES (Continued)

c)    Contingencies (Continued)

U.S. Antidumping, Countervailing Duty and Safeguard Proceedings

Solar 1 China

On October 17, 2012, the United States Department of Commerce, or USDOC, issued final affirmative determinations with respect to its antidumping and countervailing duty investigations on crystalline silicon photovoltaic, or CSPV, cells, whether or not incorporated into modules, from China. On November 30, 2012, the U.S. International Trade Commission, or USITC, determined that imports of CSPV cells had caused material injury to the U.S. CSPV industry. The USITC’s determination was subsequently affirmed by the U.S. Court of International Trade, or CIT, and the U.S. Court of Appeals for the Federal Circuit, or Federal Circuit.

As a result of these determinations, the Company was required to pay cash deposits on Chinese-origin CSPV cells imported into the U.S., whether or not incorporated into modules. The rates applicable to the Company were 13.94% (antidumping duty) and 15.24% (countervailing duty). The Company paid all the cash deposits due under these determinations. Several parties challenged the determinations of the USITC in appeals to the CIT. On August 7, 2015, the CIT sustained the USITC’s final determination and on January 22, 2018, the Federal Circuit upheld the CIT’s decision. There was no further appeal to the U.S. Supreme Court and, therefore, this decision is final.

The rates at which duties will be assessed and payable are subject to administrative reviews.

The USDOC published the final results of the first administrative reviews in July 2015. As a result of these decisions, the duty rates applicable to the Company were revised to 9.67% (antidumping duty) and 20.94% (countervailing duty). The assessed rates were appealed to the CIT. The CIT affirmed the USDOC’s countervailing duty rates, and no change was made to the Company’s countervailing duty rate. This decision by the CIT was not appealed to the Federal Circuit. The CIT likewise affirmed USDOC’s antidumping duty rates, and no change was made to the Company’s antidumping duty rate. This decision by the CIT was, however, appealed to the Federal Circuit, which upheld the CIT’s decision. There was no further appeal to the U.S. Supreme Court and, therefore, this decision is final.

The USDOC published the final results of the second administrative reviews in June 2016 (antidumping duty) and July 2016 (countervailing duty). As a result of these decisions, the antidumping duty rate applicable to the Company was reduced to 8.52% (from 9.67%) and then to 3.96% (from 8.52%). Because the Company was not subject to the second administrative review of the countervailing duty order, its countervailing duty rate remained at 20.94%. The antidumping duty rates were appealed to the CIT. The CIT affirmed the USDOC’s second antidumping duty rate. This decision by the CIT was appealed to the Federal Circuit, which in June 2020 reversed the CIT’s decision, in part, and directed the USDOC to reconsider certain issues related to its final determination. The USDOC submitted its antidumping duty redetermination to the CIT in September 2021. In December 2021, the CIT sustained USDOC’s antidumping duty redetermination. As a result, the Company’s antidumping duty rate was reduced to 0.00% (from 3.96%). There was no further appeal to the Federal Circuit of the USDOC’s antidumping duty redetermination and, therefore, this decision is final.

21. COMMITMENTS AND CONTINGENCIES (Continued)

c)    Contingencies (Continued)

The USDOC published the final results of the third administrative reviews in June 2017 (antidumping duty) and July 2017 (countervailing duty), and later amended in October 2017. As result of these decisions, the duty rates applicable to the Company were changed to 13.07% (from 8.52%) (antidumping duty) and 18.16% (from 20.94%) (countervailing duty). The assessed rates were appealed to the CIT. The CIT has twice remanded the antidumping duty appeal to the USDOC to consider adjustments to the Company’s rate. Pursuant to CIT’s remand orders, the USDOC issued a redetermination. The antidumping duty rate applicable to the Company was reduced to 4.12% (from 13.07%) and then further to 3.19% (from 4.12%). In June 2020, the CIT issued its third opinion sustaining the USDOC’s remand redetermination. The Company filed a motion for reconsideration with the CIT advocating for an even lower antidumping duty rate. In September 2020, the CIT granted the Company’s motion for reconsideration and remanded to USDOC for further consideration of its antidumping duty rate. The USDOC submitted its antidumping duty redetermination to the CIT in September 2021. In December 2021, the CIT sustained USDOC’s antidumping duty redetermination. As a result, the Company’s antidumping duty rate was reduced to 0.00% (from 3.19%). There was no further appeal to the Federal Circuit of the USDOC’s antidumping duty redetermination and, therefore, this decision is final. The CIT has likewise twice remanded the countervailing duty appeal to the USDOC to consider adjustments to the Company’s rate. In August 2020, the CIT sustained USDOC’s second remand redetermination. As a result, the Company’s countervailing duty rate was reduced to 7.36% (from 18.16%). There was no further appeal to the Federal Circuit of the USDOC’s countervailing duty redetermination and, therefore, this decision is final.

The USDOC published the final results of the fourth administrative reviews in July 2018 (both antidumping duty and countervailing duty), with the countervailing duty rate later amended in October 2018. Because the Company was not subject to the fourth administrative review of the antidumping duty order, its antidumping duty rate remained at 13.07%. In this review, the countervailing duty rate applicable to the Company was reduced to 11.59% (from 18.16%) for the broader Company and 10.64% (from 18.16)% for Canadian Solar International Limited. The countervailing duty rates were appealed to the CIT. The CIT remanded the countervailing duty appeal to the USDOC to consider adjustments to the Company’s rate. Pursuant to the CIT’s remand orders, the USDOC made a redetermination that reduced the Company’s countervailing duty rate to 5.02% (from 11.59%) for the broader Company and 4.22% (from 10.64)% for Canadian Solar International Limited. The Company appealed the CIT decision to the Federal Circuit to contest USDOC’s continued assessment of a countervailing duty rate related to the alleged electricity subsidy program. In January 2022, the Federal Circuit sustained the CIT’s decision, and no change was made to the Company’s countervailing duty rate. There was no further appeal to the U.S. Supreme Court and, therefore, this decision is final.

The USDOC published the final results of the fifth administrative reviews in July 2019 (antidumping duty) and August 2019 (countervailing duty). The antidumping duty rate applicable to the Company was lowered to 4.06% (from 13.07%). The countervailing duty rate applicable to the Company was reduced to 9.70% (from 11.59%). The countervailing duty final results were amended to correct ministerial errors in December 2019, but this amendment resulted in no change to the Company’s 9.70% rate. The countervailing duty and antidumping duty rates were appealed to the CIT. Pursuant to the CIT’s remand order in the antidumping appeal, USDOC made a remand redetermination that reduced the Company’s antidumping duty rate to 3.30% (from 4.06%). In May 2021, the CIT sustained USDOC’s antidumping duty redetermination. There was no further appeal to the Federal Circuit of the USDOC’s antidumping duty redetermination and, therefore, this decision is final. The CIT remanded the countervailing duty appeal to the USDOC to consider adjustments to the Company’s rate. Pursuant to the CIT’s remand order in the countervailing duty appeal, USDOC made a remand redetermination that reduced the Company’s countervailing duty rate to 3.65% (from 9.70%). In May 2022, the CIT sustained USDOC’s countervailing duty redetermination. There was no further appeal to the Federal Circuit of the USDOC’s countervailing duty redetermination and, therefore, this decision is final.

21. COMMITMENTS AND CONTINGENCIES (Continued)

c)    Contingencies (Continued)

The USDOC published the final results of the sixth administrative reviews in October 2020 (antidumping duty) and December 2020 (countervailing duty). USDOC assessed an antidumping duty rate of 68.93% (from 13.07%). The antidumping duty final results were amended to correct ministerial errors in December 2020 and as a result, the antidumping duty rate applicable to the Company was raised to 95.50% (from 68.93%). USDOC assessed a countervailing duty rate of 12.67% (from 9.70%). The countervailing duty final results were amended to correct ministerial errors in April 2021 and, as a result, the Company’s countervailing duty rate was reduced to 11.97% (from 12.67%). The antidumping duty rates were appealed to the CIT. The CIT remanded the antidumping duty appeal to the USDOC to consider adjustments to the Company’s rate. Pursuant to the CIT’s remand order, the USDOC made a redetermination that reduced the Company’s antidumping duty rate to 23.02% (from 95.50)%. This decision by the CIT was appealed to the Federal Circuit in March 2023, and the Company is currently participating in the appeal at the Federal Circuit. The Company did not appeal USDOC’s final results of its sixth administrative review of the countervailing duty order and, therefore, this decision is final and the Company’s countervailing duty rate is expected to remain at 11.97%.

The USDOC published the final results of the seventh administrative reviews in August 2021 (countervailing duty) and October 2021 (antidumping duty). The antidumping duty rate applicable to the Company was lowered to 0.00% (from 95.50%). The countervailing duty rate applicable to Canadian Solar International Limited (“CSIL”) was raised to 19.28% (from 11.97%). USDOC did not change the rate of 11.97% for Canadian Solar Manufacturing (Changshu) Inc. and Canadian Solar Manufacturing (Luoyang) Inc. because the countervailing duty review was rescinded for both of these companies. The Company did not appeal USDOC’s final results of its seventh administrative reviews and, therefore, these decisions are final. The Company’s antidumping duty rate will remain at 0.00% and the Company’s countervailing duty rate is expected to remain at 19.28% for CSIL.

The USDOC published the final results of the eighth administrative reviews in June 2022 (antidumping duty) and July 2022 (countervailing duty). The USDOC determined that the Canadian Solar entities subject to the eighth antidumping duty administrative review had no shipments during the period of review and therefore, the Company’s antidumping duty rate (0.00%) will remain unchanged for its Solar 1 CSPV products. The antidumping duty final results were amended to correct ministerial errors in August 2022, but this amendment resulted in no change to USDOC’s no shipment determination with respect to the Company. USDOC assessed a countervailing duty rate of 15.75% (from 19.28%). The countervailing duty final results were amended to correct ministerial errors in August 2022 and, as a result, the Company’s countervailing duty rate was raised to 15.87% (from 15.75%). The Company did not appeal USDOC’s final results of its eighth administrative review of the countervailing duty order and, therefore, this decision is final and the Company’s countervailing duty rate is expected to remain at 15.87%.

The USDOC published the final results of the ninth administrative reviews in July 2023. The USDOC determined that the Canadian Solar entities subject to the ninth antidumping duty administrative review had no shipments during the period of review and therefore, the Company’s antidumping duty rate (0.00)% will remain unchanged for its Solar 1 CSPV products. The USDOC did not change the Company’s countervailing duty rate of 15.87% because the countervailing duty review was rescinded for the Canadian Solar entities subject to the ninth countervailing duty administrative review. The countervailing duty final results were amended in August 2023, but this amendment resulted in no change to USDOC’s determination to rescind the review with respect to the Company. The Company did not appeal USDOC’s final results of its ninth administrative reviews and, therefore, these decisions are final.

The tenth and eleventh antidumping duty and countervailing duty administrative reviews were initiated in February 2023 and February 2024 and are currently underway. The USDOC is currently scheduled to release the final results of the tenth antidumping and countervailing duty administrative reviews in May 2024, subject to potential extensions. The Company submitted a no-shipment certification in the tenth administrative reviews. In its preliminary results, USDOC preliminarily determined that the Company had no shipments and stated its intent to rescind the reviews for the Company. The Company’s antidumping duty and countervailing duty rates, therefore, are expected to remain the same at 0.00% and 15.87%, respectively. USDOC will likely issue preliminary results of the eleventh administrative reviews in late 2024 or early 2025.

21. COMMITMENTS AND CONTINGENCIES (Continued)

c)    Contingencies (Continued)

Between 2017 and 2019, the USDOC and USITC conducted five-year sunset reviews and determined to continue the Solar 1 antidumping and countervailing duty orders. In March 2018, the USDOC published the results of its expedited first sunset reviews and concluded that revocation of the Solar 1 orders would likely lead to a continuation or recurrence of dumping and a countervailable subsidy. The Company did not participate in USDOC’s first sunset review. The Company did, however, participate in the USITC’s first sunset review and requested that the Solar 1 duties be revoked. The USITC issued an affirmative determination in March 2019 declining to revoke the Solar 1 orders and finding that such revocation would be likely to lead to a continuation or recurrence of material injury to the U.S. industry within a reasonably foreseeable time. As a result, the Solar 1 orders remain in effect. In February 2024, the USDOC and USITC initiated the second five - year sunset reviews of the Solar 1 antidumping and countervailing duty orders, and those sunset reviews are currently underway.

Solar 2 China

On December 31, 2013, SolarWorld Industries America, Inc. filed a new trade action with the USDOC and the USITC accusing Chinese producers of certain CSPV modules of dumping their products into the U.S. and of receiving countervailable subsidies from the Chinese authorities. This trade action also alleged that Taiwanese producers of certain CSPV cells and modules dumped their products into the U.S. Excluded from these new actions were those Chinese-origin solar products covered by the Solar 1 orders described above. The Company was identified as one of a number of Chinese producers exporting the Solar 2 subject goods to the U.S. market.

“Chinese CSPV products subject to Solar 2 orders” refers to CSPV products manufactured in mainland China using non-Chinese (e.g., Taiwanese) CSPV cells and imported into the U.S. during the investigation or administrative review periods of Solar 2. “Taiwanese CSPV products subject to Solar 2 orders” refer to CSPV products manufactured outside of mainland China using Taiwanese CSPV cells and imported into the U.S. during the investigation or review periods of Solar 2.

On December 23, 2014, the USDOC issued final affirmative determinations with respect to its antidumping and countervailing duty investigation on these CSPV products. On January 21, 2015, the USITC determined that imports of these CSPV products had caused material injury to the U.S. CSPV industry. As a result of these determinations, the Company is required to pay cash deposits on these CSPV products, the rates of which applicable to the Company’s Chinese CSPV products were 30.06% (antidumping duty) and 38.43% (countervailing duty).

The USDOC’s determination and the assessed countervailing duty rates were appealed to the CIT and the Federal Circuit. In March 2019, the Federal Circuit affirmed the CIT’s decision confirming the USDOC’s determination but reduced the Company’s countervailing duty rate to 33.58% (from 38.43%). There was no further appeal to the U.S. Supreme Court and, therefore, this decision is final.

The antidumping cash deposit rate applicable to the Company’s Taiwanese CSPV products subject to Solar 2 orders varied by solar cell producer. The Company paid all the cash deposits due under these determinations. There is no countervailing duty order on Taiwan Solar 2 products. The rates at which duties will be assessed and payable are subject to administrative reviews.

The USDOC published the final results of the first administrative reviews in July 2017 (China and Taiwan antidumping duty orders) and September 2017 (China-only countervailing duty order). Because the Company was not subject to the first administrative reviews of the Solar 2 orders, the Company’s duty rates will remain at 30.06% (antidumping duty) and 33.58% (countervailing duty) for the Company’s Chinese CSPV products. The Company’s antidumping duty rates for the Company’s Taiwanese CSPV products had ranged from 3.56% to 4.20%, until they were changed to 1.52% to 3.78% in June 2019.

21. COMMITMENTS AND CONTINGENCIES (Continued)

c)    Contingencies (Continued)

The second administrative reviews for the Solar 2 China antidumping and countervailing duty orders were rescinded, meaning that there is no change in the Chinese antidumping and countervailing duty rates applicable to the Company’s Chinese CSPV products 30.06% (antidumping duty) and 33.58% (countervailing duty). The USDOC published the final results of the second administrative review for the Taiwan antidumping duty order (there is no countervailing duty order) in June 2018. The rate applicable to the Company is 1.33%. There is no ongoing litigation related to the Taiwan antidumping duty rate.

The Company was not subject to the third administrative reviews of the Chinese orders and, therefore, the Company’s duty rates remained unchanged at 30.06% (antidumping duty) and 33.58% (countervailing duty) for the Company’s Chinese CSPV products. The third administrative review of the Taiwan antidumping order concluded in mid-2019. The rate assessed to the Company was 4.39% (from 1.33%). There is no ongoing litigation related to the Taiwan antidumping duty rate.

The USDOC rescinded the fourth administrative reviews of the Solar 2 China antidumping duty and countervailing duty orders in late 2019. The Company’s duty rates will remain unchanged at 30.06% (antidumping duty) and 33.58% (countervailing duty) for the Company’s Chinese CSPV products. The rate assessed to the Company in the fourth administrative review of the Taiwan antidumping order was 2.57% (from 4.39%). The USDOC also found that certain Canadian Solar entities had no shipments during this period of this review.

The USDOC rescinded the fifth administrative reviews of the Solar 2 China antidumping and countervailing duty orders. The Company’s duty rates will remain unchanged at 30.06% (antidumping duty) and 33.58% (countervailing duty) for the Company’s Chinese CSPV products. The USDOC published the final results of the fifth administrative review of the Taiwan antidumping duty order in September 2021. The USDOC determined that the Canadian Solar entities subject to the fifth administrative review had no shipments during the period of review and therefore, the Company’s antidumping duty rates will remain unchanged for its Taiwanese CSPV products.

The USDOC did not initiate the sixth administrative reviews of the Solar 2 China antidumping and countervailing duty orders because no parties requested reviews. The Company’s duty rates will remain unchanged at 30.06% (antidumping duty) and 33.58% (countervailing duty) for its Chinese CSPV products. The USDOC published the final results of the sixth administrative review of the Taiwan antidumping duty order in March 2022. The USDOC determined that the Canadian Solar entities subject to the sixth administrative review had no shipments during the period of review and therefore, the Company’s antidumping duty rates will remain unchanged for its Taiwanese CSPV products.

The USDOC initiated the seventh administrative reviews of the Solar 2 China antidumping and countervailing duty orders in April 2022. The countervailing duty review was not initiated with respect to the Company and therefore, the Company’s countervailing duty rates (33.58%) will remain unchanged for its Solar 2 China CSPV products. The USDOC rescinded the seventh administrative review of the Solar 2 Taiwan antidumping duty order in October 2022 and therefore, the Company’s antidumping duty rates will remain unchanged for its Solar 2 Taiwan CSPV products. The USDOC initiated the seventh administrative review of the Solar 2 China antidumping duty order in April 2022 with respect to certain of the Canadian Solar entities. The USDOC rescinded the seventh administrative review of the Solar 2 China antidumping duty order in March 2023 with respect to the Canadian Solar entities and therefore, the Company’s antidumping duty rates will remain unchanged for its Solar 2 China CSPV products.

21. COMMITMENTS AND CONTINGENCIES (Continued)

c)    Contingencies (Continued)

The USDOC initiated the eighth administrative review of the Solar 2 China antidumping duty order in April 2023 with respect to certain of the Canadian Solar entities. The USDOC rescinded the eighth administrative review of the Solar 2 China antidumping duty order in July 2023 and therefore, the Company’s antidumping duty rates will remain unchanged for its Solar 2 China CSPV products. The USDOC did not initiate the eighth administrative review of the Solar 2 China countervailing duty order because no parties requested reviews and therefore, the Company’s countervailing duty rates (33.58%) will remain unchanged for its Solar 2 China CSPV products. The USDOC initiated the eighth administrative review of the Solar 2 Taiwan antidumping duty order in April 2023, however, the review was not initiated with respect to the Company and therefore, the Company’s antidumping duty rates will remain unchanged for its Taiwanese CSPV products.

In 2020, the USDOC and USITC conducted five-year sunset reviews and determined to continue the Solar 2 antidumping and countervailing duty orders. In May 2020, the USDOC published the results of its expedited first sunset reviews and concluded that revocation of the Solar 2 orders would likely lead to a continuation or recurrence of dumping and a countervailable subsidy. The USITC issued an affirmative determination on September 4, 2020, declining to revoke the Solar 2 orders and finding that such revocation would be likely to lead to a continuation or recurrence of material injury to the U.S. industry within a reasonably foreseeable time. As a result, the Solar 2 orders are expected to remain in effect through at least 2025.

Solar 3 Southeast Asia

On April 24, 2024, the American Alliance for Solar Manufacturing Trade Committee filed petitions requesting that the USDOC and USITC initiate investigations into whether new AD/CVD duties should be imposed on CSPV cells and modules imported from Cambodia, Malaysia, Thailand, and Vietnam. If the USDOC and USITC initiate these investigations, there is the potential for significant disruptions to imports of solar cells and modules from Cambodia, Malaysia, Thailand (including by Canadian Solar Manufacturing (Thailand) Co., Ltd.), and Vietnam. The USITC will issue its preliminary determinaton on June 7, 2024, and USDOC will likely announce its AD and CVD preliminary determinations on or around September 30 and November 27, 2024, respectively. Canadian Solar is reviewing the petitions, assessing the potential impacts on the Company, and determining appropriate actions to defend its interests.

Section 201 Safeguard

On May 17, 2017, following receipt of a petition from Suniva, Inc., which was later joined by SolarWorld Americas, Inc., the USITC instituted a safeguard investigation to determine whether there were increased imports of CSPV products in such quantities as to be a substantial cause of serious injury, or the threat thereof, to the domestic industry producing like or directly competitive products. On September 22, 2017, the USITC determined that CSPV products are being imported into the United States in such increased quantities as to be a substantial cause of serious injury to the domestic industry.

On January 23, 2018, the President of the United States imposed a safeguard measure on imports of CSPV cells, whether or not partially or fully assembled into other products such as modules, consisting of (1) a tariff-rate quota for four years on imports of CSPV cells not partially or fully assembled into other products, with (a) an in-quota quantity of 2.5 gigawatts, and (b) a tariff rate applicable to over-quota CSPV cells of 30%, declining annually by five percentage points to 25% in the second year, 20% in the third year, and 15% in the fourth year; and (2) a 30% tariff for four years on CSPV modules, declining annually by five percentage points to 25% in the second year, 20% in the third year, and 15% in the fourth year. This safeguard measure, which became effective on February 7, 2018, applies to CSPV products imported from all countries, except for certain developing country members of the World Trade Organization.

On June 13, 2019 and following an abbreviated public comment period, the Office of the U.S. Trade Representative (or USTR) granted an exclusion from the safeguard measure for solar panels comprising solely bifacial solar cells (or bifacial solar panels). In October 2019, USTR determined to withdraw this exclusion. Invenergy Renewables LLC (or Invenergy) promptly contested USTR’s withdrawal determination at the CIT and secured a temporary restraining order against USTR in November 2019. In December 2019, the CIT preliminarily enjoined USTR’s withdrawal due to procedural deficiencies. USTR then sought and was granted a voluntary remand to reconsider its withdrawal determination for bifacial solar panels.

In early 2020, USTR conducted a renewed notice-and-comment process regarding the exclusion for bifacial solar panels from the safeguard measures. In April 2020, USTR again determined that the exclusion for bifacial solar panels should be withdrawn based on the findings of its second notice-and-comment process. Notwithstanding, in May 2020 the CIT denied without prejudice the United States’ motion to dissolve the preliminary injunction and to resume the collection of the safeguard tariff on entries of bifacial modules. USTR appealed the CIT’s interlocutory decision to the Federal Circuit in July 2020, but subsequently dismissed its appeal in January 2021. The United States continued to litigate the merits of USTR’s April 2020 withdrawal of the bifacial exclusion before the CIT. On November 17, 2021, the CIT vacated USTR’s April 2020 withdrawal in Invenergy Renewables LLC v. United States. The CIT’s judgment holding USTR’s April 2020 withdrawal of the bifacial exclusion unlawful was not appealed to the Federal Circuit and, therefore, this decision is final.

21. COMMITMENTS AND CONTINGENCIES (Continued)

c)    Contingencies (Continued)

In early 2020, the USITC conducted a midterm review of the safeguard order, issuing its monitoring report in February 2020. Additionally, in March 2020, at the request of the USTR, the USITC released a report regarding the probable economic effect on the domestic CSPV cell and module manufacturing industry of modifying the safeguard measure on CSPV products. The USITC found that increasing the tariff-rate quota (TRQ) on CSPV cells (an integral component of CSPV modules) would likely result in a substantial increase in U.S. module producers’ production, capacity utilization, and employment.

The President must consider the USITC’s views but is not required to follow them or to take any action in the safeguard midterm review. On October 10, 2020, President Trump issued Proclamation 10101 pertaining to the midterm review. Proclamation 10101 authorized the following: (1) the revocation of the bifacial module exclusion effective October 25, 2020; (2) the reduction of the safeguard tariff to 18% ad valorem (as opposed to 15% ad valorem as prescribed in the original safeguard measures) effective February 7, 2021; and (3) the delegation to USTR of the President’s authority to ask the USITC to assess whether the safeguard measures should be extended. The President decided not to follow the USITC’s recommendation to increase the TRQ applicable to CSPV cells.

Following the issuance of Proclamation 10101, Invenergy and other plaintiffs (AES Distributed Energy, Inc., Clearway Energy Group LLC, EDF Renewables, Inc. (“EDF”), the Solar Energy Industries Association (“SEIA”)) sought to challenge the Proclamation and filed motions to amend their complaints with the CIT. The CIT ultimately denied plaintiffs’ motions and refused to extend the bifacial module exclusion beyond October 24, 2020 as a consequence of the Proclamation (as opposed to USTR’s withdrawals). Subsequently, on December 29, 2020, Invenergy and another set of plaintiffs (SEIA, NextEra Energy, Inc., and EDF) commenced new and separate litigation once again challenging Proclamation 10101 in the CIT. This new complaint alleges that the President unlawfully terminated the bifacial module exclusion and revised the safeguard tariff, effective February 7, 2021, to be 18% ad valorem (as opposed to the originally announced 15% ad valorem).

On November 16, 2021, the CIT held in Solar Energy Industries Association et al. v. United States (SEIA) that the President acted outside of his statutory authority in issuing Proclamation 10101, and enjoined the Government from enforcing that proclamation. This judgment had the effect of reinstating the exclusion of bifacial modules from the safeguard tariffs and lowering the fourth year safeguard tariff to 15% ad valorem. On January 14, 2022, the Government filed a notice of appeal of SEIA to the Federal Circuit. In November 2023, the Federal Circuit reversed and remanded the CIT’s judgment, finding that the President had acted lawfully in issuing Proclamation 10101. Appellees have filed a petition for en banc rehearing in January 2024, and the Federal Circuit’s decision on the petition is pending. In October 2022, the Company filed an appeal at the CIT challenging U.S. Customs and Border Protection’s erroneous collection of certain Section 201 safeguard duties on bifacial panels pursuant to Proclamation 10101, which the CIT had previously ruled “null and void” in SEIA. The Company’s appeal remains stayed pending final resolution of the SEIA appeal at the Federal Circuit.

In 2021, the USITC conducted an extension investigation of the safeguard measure, in response to petitions by representatives of the domestic industry. In December 2021, the USITC issued its determination and report finding that the safeguard order continues to be necessary to prevent or remedy the serious injury to the domestic industry, and that there is evidence that the domestic industry is making a positive adjustment to import competition. On February 4, 2022, President Biden issued a Proclamation extending the safeguard measure on U.S. imports of CSPV products for four years until February 6, 2026. The extended safeguard measure doubles the volume of the TRQ on imported CSPV cells to 5.0 gigawatts and maintains a tariff on imports of CSPV modules and above-quota CSPV cells, beginning at a rate of 14.75% ad valorem and declining annually by 0.25 percentage points to 14.50% in the sixth year, 14.25% in the seventh year, and 14.0% in the eighth year. The extended safeguard measure excludes bifacial panels.

21. COMMITMENTS AND CONTINGENCIES (Continued)

c)    Contingencies (Continued)

CSPV cells and modules from Canada are no longer subject to the safeguard measure as of February 1, 2022 following the United States and Canada’s entrance into a memorandum of understanding to resolve a dispute under the U.S.-Mexico-Canada Agreement.

In late 2023, the USITC conducted its second midterm review of the safeguard measure, issuing its monitoring report in February 2024. The President must consider the USITC’s views but is not required to act prior to the expiration of the safeguard in February 2026.

Canadian Antidumping and Countervailing Duties Expiry Review

On June 3, 2015, the Canada Border Services Agency (“CBSA”) released final determinations regarding the dumping and subsidization of solar modules and laminates originating from China. The CBSA determined that such goods were dumped and subsidized. The CBSA found Canadian Solar to be a “cooperative exporter” and, as such, ascertained a low (relative to other Chinese exporters) Canadian Solar-specific subsidies rate of RMB0.014 per Watt. On July 3, 2015 the Canadian International Trade Tribunal (“CITT”) determined that the Canadian industry was not negatively affected as a result of imported modules but was threatened with such negative impact. As a result of these findings, definitive duties were imposed on imports of Chinese solar modules into Canada starting on July 3, 2015. The CITT may initiate an expiry review pursuant to Subsection 76.03(3) of the Special Import Measures Act (“SIMA”) before the end of 5 years of its finding. If the CITT does not initiate such an expiry review pursuant to Subsection 76.03(3) of SIMA, the finding is deemed to have been rescinded as of the expiry of the five years.

On April 1, 2020, the CITT initiated the expiry review which concluded on March 25, 2021. The CITT determined to continue its aforementioned finding to impose definitive duties on imports of Chinese solar modules and laminates into Canada and declined to make a product exclusion on the Order for bifacial PV modules consisting of either 72 monocrystalline silicon photovoltaic cells or 144 monocrystalline silicon photovoltaic half-cells, with a power output exceeding 515 Watts and module efficiency exceeding 20.5%. As a result, the Canadian Solar-specific subsidies rate of RMB0.014 per Watt remains unchanged. The subsidies rate applies for a period of five years. The CITT is required to conduct a further expiry review before the scheduled termination of the Order on March 24, 2026.

Patent Dispute

On March 25, 2024, Maxeon Solar Pte. Ltd. (“Maxeon”) filed a patent infringement lawsuit against Canadian Solar, Inc. in the U.S. District Court for the Eastern District of Texas. Maxeon alleges that by manufacturing, importing, selling, or offering for sale of its TOPCon (Tunnel Oxide Passivated Contact) solar modules in the United States, Canadian Solar, Inc., via its affiliates, has directly and indirectly infringed and continues to infringe upon three patents currently held by Maxeon. The three patents asserted by Maxeon are U.S. Patent Nos. 8222516, 8878053, and 11251315. Maxeon’s complaint requests the Court to grant, among other relief, a permanent injunction enjoining Canadian Solar, Inc. from the alleged infringement, and a judgment for monetary damages and fees. The specific amount of monetary damages has not been identified. Based on its preliminary assessment, the Company believes that its TOPCon solar modules do not infringe Maxeon’s asserted patents and intends to vigorously defend itself in the lawsuit.

From time to time, the Company receives claims that its products infringe patents of third parties. Although the Company has been able to resolve all of those claims or potential claims without a material adverse effect on the Company, other claims are pending, which if resolved unfavorably to the Company could have a material adverse effect on its business and results of operations.